SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

20. SUBSEQUENT EVENTS

(a) On December 31, 2021, the Company issued 78,125 common shares as compensation for consulting fees to a director valued at a total of $17,188.

(b) In February 2022, a 125,000 stock options with exercise price of $0.50 were cancelled.